Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	LIGHT & WONDER, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-11693
Entity Tax Identification Number	81-0422894
Entity Address, Address Line One	6601 Bermuda Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	897-7150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common stock, par value $0.001 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0000750004
Amendment Flag	false